Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

9. Stockholders’ Equity

The Company has authorized 200,000,000 shares of $0.0001 par value common stock and 10,000,000 shares of $0.0001 par value preferred stock. As of June 30, 2022 and December 31, 2021, there were 159,818,490 and 157,544,500, respectively, of shares of common stock issued and outstanding. The Company has not issued any preferred shares to date.

During the six months ended June 30, 2022, the Company issued the following:

-	12,500 shares of common stock at a purchase price of $4.00 per share, for gross cash proceeds of $50,000, to one accredited investor in January 2022;

-	500,000 shares of common stock for services rendered, at a fair value of $4.00 per share determined using the per share purchase price of the latest $4.00 private placement Round, to the Chief Financial Officer of the Company, in April 2022;

-	5,000 shares of common stock that were issued in January 2021 to a director of the Company, for services valued at $2.00 per share determined using the per share purchase price of the $2.00 Round, were cancelled in April 2022;

-	300,000 shares of common stock at a purchase price of $10.00 per share, for gross cash proceeds of $3,000,000, to two accredited investors in May 2022;

-	1,574,490 shares of common stock for services rendered in connection with the Direct Listing to the Company’s advisor, or its permitted designees, contemporaneous with the Direct Listing and consistent with the direct listing price of $8.00 per share in June 2022; and

-	108,000 shares of common stock that were issued in June 2019 to a consultant of the Company (Note 11), for services valued at $0.069 per share determined using an asset approach, were cancelled in June 2022.

During the six months ended June 30, 2021, the Company issued the following:

-	869,000 shares of common stock at a purchase price of $2.00 per share, for gross cash proceed of $1,738,000 to twenty-eight accredited investors between January 2021 and June 2021, with (i) 184,000 shares issued in January 2021, which includes the 69,000 shares issued for cash proceeds of $138,000 received as of December 31, 2020, (ii) 100,000 shares issued in March 2021, (iii) 335,000 shares issued in May 2021, which includes the 10,000 shares issued for cash proceeds of $20,000 to be received, and (iv) 250,000 shares issued in June 2021;

-	25,000 shares of common stock for services rendered, at a fair value of $2.00 per share determined using the per share purchase price of the $2.00 Round, to five consultants, with (i) 10,000 shares issued in January 2021 and (ii) 15,000 shares issued in May 2021;

-	40,000 shares of common stock for services rendered, at a fair value of $2.00 per share determined using the per share purchase price of the $2.00 Round, to three directors of the Company, with (i) 10,000 shares issued in January 2021 and (ii) 30,000 shares issued in February 2021.

8. Stockholders’ Equity

Common stock

The Company has authorized 200,000,000 shares of $0.0001 par value common stock. As of December 31, 2021 and 2020, there were 157,544,500 and 156,046,000 common shares, respectively, issued and outstanding.

During the year ended December 31, 2021, the Company issued the following:

-	1,019,000 shares of common stock at a purchase price of $2.00 per share, for gross cash proceed of $2,038,000 to 30 accredited investors between January 2021 and October 2021, with (i) 184,000 shares issued in January 2021, which includes the 69,000 shares issued for cash proceeds of $138,000 received as of December 31, 2020, (ii) 100,000 shares issued in March 2021, (iii) 335,000 shares issued in May 2021, (iv) 250,000 shares issued in June 2021, (v) 100,000 shares issued in September 2021 and 50,000 shares issued in October 2021 (the “$2.00 Round”);

-	188,000 shares of common stock at a purchase price of $3.00 per share, for gross cash proceeds of $564,000, to 188 accredited investors in September and October 2021 with (i) 154,000 shares in September 2021, and (ii) 34,000 shares issued in October 2021 (the “$3.00 Round”);

BRIGHT GREEN CORPORATION

Notes to Financial Statements

For the years ended December 31, 2021 and 2020

(Expressed in United States Dollars)

8.	Stockholders’ Equity (continued)

-	166,500 shares of common stock at a purchase price of $4.00 per share, for gross cash proceeds of $666,000, to 12 accredited investors in October and December 2021, with (i) 29,000 shares in October 2021, and (ii) 137,500 shares issued in December 2021 (the “$4.00 Round”);

-	25,000 shares of common stock for services rendered, at a fair value of $2.00 per share determined using the per share purchase price of the $2.00 Round, to five consultants, with (i) 10,000 shares issued in January 2021 and (ii) 15,000 shares issued in May 2021;

-	40,000 shares of common stock for services rendered, at a fair value of $2.00 per share determined using the per share purchase price of the $2.00 Round, to three directors of the Company, with (i) 10,000 shares issued in January 2021 and (ii) 30,000 shares issued in February 2021; and

-	10,000 shares of common stock for services rendered, at fair value at $3.00 per share determined using the per share purchase price of the $3.00 Round, to two directors of the Company, in September 2021.

-	50,000 shares of common stock for services rendered, at fair value at $4.00 per share determined using the per share purchase price of the $4.00 Round, to three consultants in November 2021.

During the year ended December 31, 2020, the Company issued the following:

-	52,500 shares of common stock for cash proceeds of $95,000;

-	9,500 shares of common stock for 40 acres of land (Note 6) at a value of $15,000;

-	10,000,000 shares of common stock in relation to the Naseeb, Inc. merger agreement, valued using the historical cost of $1,000 (Note 5);

-	20,785,000 shares of common stock for services valued at $0.069 per share determined using an asset approach, including 8,100,000 shares to certain directors and officers of the Company; and

-	1,000,000 shares of common stock in relation to the Grants Greenhouse Growers, Inc. merger agreement at a value of $103,837 determined using the Black Scholes Model (Note 5).

BRIGHT GREEN CORPORATION

Notes to Financial Statements

For the years ended December 31, 2021 and 2020

(Expressed in United States Dollars)